Credit quality of financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Credit quality of financial assets
Summary of credit quality of financial assets

	2017	2016

Trade accounts receivable
Counterparties with external credit rating
AA-		18,978
A	120,336	62,458
BBB+		51,546
BBB	2,786	6,621
BBB-	67,010
BB+		10,663
BB-	1,373	4,621
B+	1,310	56,459
B		910

Counterparties without external credit rating
A - Low risk	595,924	210,835
B - Average risk	318,846	142,217
C - Average to high risk	85,572	69,679
D - High risk	6,425	6,683

Total trade accounts receivable (Note 12)	1,199,582	641,670

Cash and cash equivalents and marketable securities
brAAA	105,023
brAA+	116,081	1,417
brAA	207,419
brAA-	3,849,892	3,174,565
brA+	10,271	196,730
brA		145,970
A+	918,570	413,081
A	969,753	456,586
A-	579,480
BBB+	73,965	255,053
BBB (ii)		53,943
Other (i)	2,941	1,575

Total cash and cash equivalents and marketable securities (Notes 9 and 10)	6,833,395	4,698,920

Assets - derivative financial instruments
brAAA	5,090	16,162
brAA+	9,651	22,710
brAA-	84,343	229,465
AA-		57,458
A+	66,147	1,149
A-	59,889	24,730
BBB+	60,078	19,512

	285,198	371,186

(i)	Ioncludes counterparties with no external credit rating from the three main rating agencies.

(ii)	Transaction approved by the Finance Committee.